Commitments and contingencies (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 23, 2013 CAD ($) shares	Dec. 31, 2022 Share $ / shares	Mar. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) a shares	Mar. 30, 2022 $ / shares	Mar. 30, 2022 USD ($)	Feb. 17, 2022 shares	Dec. 31, 2021 shares
Disclosure of contingent liabilities [line items]
Number of shares issued | shares				33,474,855			25,800,000	28,992,429
Term of warrants		3 years
PBJL [Member]
Disclosure of contingent liabilities [line items]
Number of shares issued | shares	330
Proportion of ownership interest in subsidiary	33.00%	100.00%
Future payments to be made for shares transferred	$ 500,000
Jose Arturo Acosta [Member] | Four Land Options Agreements [Member]
Disclosure of contingent liabilities [line items]
Area of land leased | a				1,590
Voya Investment Management, LLC [Member]
Disclosure of contingent liabilities [line items]
Warrants granted | Share		3,500,000
Strike price of warrants exercisable | $ / shares		$ 1			$ 1.25
Term of warrants		5 years	3 years
Terms defined for project financing		For the purposes of this letter, a “Trigger Event” means the earliest of: (a) issuance of notice to proceed to start construction of the Project, (b) closing of the Loans referred to in the attached Term Sheet, (c) closing of financing equal to more than 50% of the cost of the Project, (d) transfer of ownership of over 50% of the Project, measured from the date hereof, (e) sale or transfer of over $25 million in Company shares, (f) Company shares trading at or above $3.00, (g) change of control of the Company, whereby more than 50% of the shares are owned or under the control of one investor, or over 50% of the board of directors have been appointed by one investor, or (h) PREPA or its successor is rated investment grade by at least one nationally recognized rating agency (“NRSRO”), or (i) PREPA’s Power Purchase and Operating Agreement with the Project, or Project-related obligations, are guaranteed by an entity rated investment grade by a NRSRO,
Amount raised for project financing				$ 195		$ 40
Number of project construction			995
Bonus amount			$ 2
Description of alternative bonus option			the same amount plus a USD $1 million cash break-up fee if the Company choses another lender.